Income Taxes - Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Federal	$ 0	$ 0	$ (14)
State	(26)	0	5
Current Income Taxes	(26)	0	(9)
Deferred
Federal	(297)	3	13
State	(8)	(13)	(2)
Deferred Income Taxes	(305)	(10)	11
Total Income Tax Expense (Benefit)	$ (331)	$ (10)	$ 2